Income tax and deferred taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 2,296	$ 1,124
Chile [Member]
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 2,296	$ 1,124